Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - Marketwise, LLC - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,565		$ 3,565		$ 3,458	$ 3,168
Less: Accumulated depreciation and amortization	(2,265)		(2,265)		(2,041)	(1,590)
Property and equipment, net	1,300		1,300		1,417	1,578
Depreciation expense	114	$ 138	224	$ 226	451	624	$ 813
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	960		$ 960		$ 960	960
Estimated Useful Lives			5 years		5 years
Computers, software and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,327		$ 1,327		$ 1,220	1,183
Estimated Useful Lives			3 years		3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,278		$ 1,278		$ 1,278	$ 1,025